ACCOUNTING PRONOUNCEMENTS	3 Months Ended
Nov. 30, 2014
Accounting Changes and Error Corrections [Abstract]
ACCOUNTING PRONOUNCEMENTS
(15)	ACCOUNTING PRONOUNCEMENTS

In August 2014, the Financial Accounting Standards Board (“the FASB”) issued new accounting guidance that requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. The standard is effective for fiscal years ending after December 15, 2016, including interim periods. Early application is permitted. The standard is not anticipated to have an impact on the Company’s consolidated financial statements.

In May 2014, the FASB issued new accounting guidance that creates a single revenue recognition model, while clarifying the principles for recognizing revenue. The standard is effective for fiscal years beginning after December 15, 2016, including interim periods, and the Company will adopt the new guidance on September 1, 2017. Early adoption is not permitted. The Company will evaluate the effects, if any, that the adoption of this guidance will have on its consolidated financial statements.

In April 2014, the FASB issued new accounting guidance related to reporting discontinued operations that changes the criteria for determining which disposals can be presented as discontinued operations and modifies the related disclosure requirements. The standard is effective for fiscal years beginning on or after December 15, 2014 on a prospective basis, including interim periods, with early adoption permitted. The Company will evaluate the effects, if any, that the adoption of this guidance will have on its consolidated financial statements.

No other new accounting pronouncements issued or with effective dates during fiscal 2015 had or are expected to have a material impact on the Company’s consolidated financial statements.